Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	2012	2011
Assets
Cash and cash equivalents	$4,673	$560
Investment in banking subsidiary	23,060	13,827
Investment in and advances to other subsidiaries	1,226	1,212
Other assets	—	264

Total assets	$28,959	$15,863

Liabilities and Equity
Subordinated debentures	$5,155	$5,155
Accrued expenses and other liabilities	161	764
Stockholders’ equity	23,643	9,944

Total liabilities and stockholders’ equity	$28,959	$15,863

Condensed Statements of Operations and Comprehensive Loss

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	2012	2011	2010
Interest income	$3	$—	$—
Interest expense	180	168	167
Other expense	400	663	567

Loss before income tax and undistributed subsidiaries’ operations	(577)	(831)	(734)
Effect of subsidiaries’ operations	(3,189)	(4,594)	(6,136)

Net loss	$(3,766)	$(5,425)	$(6,870)

Comprehensive loss	$(4,045)	$(5,711)	$(6,902)

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	2012	2011	2010
Cash flows from operating activities
Net loss	$(3,766)	$(5,425)	$(6,870)
Adjustments:
Effect of subsidiaries’ operations	3,189	4,594	6,136
Stock-based compensation expense	—	—	2
Change in other assets and other liabilities	173	11	(51)

Net cash from operating activities	(404)	(820)	(783)
Cash flows from investing activities
Investments in banking subsidiary	(13,500)	—	—
Investments in other subsidiaries	(3)	635	(8)

Net cash from investing activities	(13,503)	635	(8)
Cash flows from financing activities
Dividends paid	—	—	(271)
Redemption of TARP obligation	(3,000)	—	—
Net proceeds from issuance of common stock	21,020	—	—

Net cash from financing activities	18,020	—	(271)
Net change in cash and cash equivalents	4,113	(185)	(1,062)
Beginning cash and cash equivalents	560	745	1,807

Ending cash and cash equivalents	$4,673	$560	$745